Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Revaluation surplus [member]	Reserve of cash flow hedges [member]	Reserve Of Gains And Losses On Remeasuring Available for sale Securities [member]	Reserves convertible Debentures [member]	Reserve of change in value of foreign currency basis spreads [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2022	$ 1,076,342	$ 28,850	$ 198	$ (976)	$ 4,825	$ (2,968)	$ 138,485	$ 43,940	$ 1,288,696
Equity at beginning of period, shares at Dec. 31, 2022	290,221,971
Net income (loss)							(50,836)	7,206	(43,630)
Other comprehensive loss				(22)		(1,859)			(1,881)
Comprehensive income (loss)									(45,511)
Comprehensive income for the year, including beginning balance				(22)		(1,859)	(50,836)	7,206	(45,511)
Conversion and repayment of debentures (in shares)	45,000
Acquisition of Chesser	$ 45,548								45,548
Acquisition of Chesser, shares	15,545,368
Dividend non-controlling interests								(1,392)	(1,392)
Exercise of stock options	$ 397	(96)							301
Exercise of stock options, shares	127,350
Convertible debenture conversion	$ 225								225
Convertible debenture conversion, shares	45,000
Shares issued on vesting of share units	$ 2,864	(2,864)
Shares issued on vesting of share units, shares	647,941
Share-based payments		254							254
Subtotal of transactions with owners of the Company	$ 49,034	(2,706)						(1,392)	44,936
Subtotal of transactions with owners of the Company, shares	16,365,659
Equity at end of period at Dec. 31, 2023	$ 1,125,376	26,144	198	(998)	4,825	(4,827)	87,649	49,754	1,288,121
Equity at end of period, shares at Dec. 31, 2023	306,587,630
Net income (loss)							128,735	13,171	141,906
Other comprehensive loss				123		(475)			(352)
Comprehensive income (loss)				123		(475)	128,735	13,171	141,554
Conversion and repayment of debentures (in shares)	7,184,000
Dividend non-controlling interests								(717)	(717)
Convertible debenture conversion	$ 35,383				(91)				$ 35,292
Convertible debenture conversion, shares	7,184,000
Repurchase of common shares, shares	(7,433,015)								(7,433,015)
Repurchase of common shares	$ (34,128)								$ (34,128)
Shares issued on vesting of share units	$ 3,078	(3,078)
Shares issued on vesting of share units, shares	589,574
Share-based payments		3,635							3,635
Equity portion of convertible debenture, net of tax					32,316				32,316
Subtotal of transactions with owners of the Company	$ 4,333	557			32,225			(717)	36,398
Subtotal of transactions with owners of the Company, shares	340,559
Equity at end of period at Dec. 31, 2024	$ 1,129,709	$ 26,701	$ 198	$ (875)	$ 37,050	$ (5,302)	$ 216,384	$ 62,208	$ 1,466,073
Equity at end of period, shares at Dec. 31, 2024	306,928,189